INTEREST REVENUE AND EXPENSE	12 Months Ended
Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
INTEREST REVENUE AND EXPENSE
INTEREST REVENUE AND EXPENSE
Interest revenue and Interest expense consisted of the following:

In millions of dollars	2016	2015	2014
Interest revenue
Loan interest, including fees	$39,752	$40,510	$44,776
Deposits with banks	971	727	959
Federal funds sold and securities borrowed or purchased under agreements to resell	2,543	2,516	2,366
Investments, including dividends	7,582	7,017	7,195
Trading account assets(1)	5,738	5,942	5,880
Other interest(2)	1,029	1,839	507
Total interest revenue	$57,615	$58,551	$61,683
Interest expense
Deposits(3)	$5,300	$5,052	$5,692
Federal funds purchased and securities loaned or sold under agreements to repurchase	1,912	1,612	1,895
Trading account liabilities(1)	410	217	168
Short-term borrowings	477	523	580
Long-term debt	4,412	4,517	5,355
Total interest expense	$12,511	$11,921	$13,690
Net interest revenue	$45,104	$46,630	$47,993
Provision for loan losses	6,749	7,108	6,828
Net interest revenue after provision for loan losses	$38,355	$39,522	$41,165

(1)	Interest expense on Trading account liabilities of ICG is reported as a reduction of interest revenue from Trading account assets.

(2)	During 2015, interest earned related to assets of significant disposals (primarily OneMain Financial) were reclassified to Other interest.

(3)	Includes deposit insurance fees and charges of $1,145 million, $1,118 million and $1,038 million for 2016, 2015 and 2014, respectively.